Loans - Schedule of Loans (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 270,252	$ 151,727	$ 127,568
Loans current	64,826	39,336	26,777
Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	26,158	30,368	31,610
Loans current	7,788	8,557	9,896
Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	244,094	121,359	95,958
Loans current	$ 57,038	30,779	16,881
Export Pre financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	2019
Loans Noncurrent	$ 0	383	1,908
Loans current	$ 20,724	6,521	6,491
Export Pre financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%
Export Pre financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Negotiable obligations [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 245,628	144,326	115,310
Loans current	24,416	20,828	8,760
Negotiable obligations [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	26,118	29,640	29,194
Loans current	$ 6,999	5,753	4,400
Negotiable obligations [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	16.50%
Maturity Year	2019
Negotiable obligations [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	57.81%
Maturity Year	2024
Negotiable obligations [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 219,510	114,686	86,116
Loans current	$ 17,417	15,075	4,360
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%
Maturity Year	2019
Negotiable obligations [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Maturity Year	2047
Loans [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 40	728	2,416
Loans current	$ 789	2,794	1,459
Loans [member] | Argentine pesos [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	37.88%
Maturity Year	2019
Loans [member] | Argentine pesos [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	54.28%
Maturity Year	2020
Loans [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	$ 23,616	6,290	7,934
Loans current	$ 5,721	4,588	3,591
Loans [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.20%
Maturity Year	2019
Loans [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.70%
Maturity Year	2024
Account Overdraft [member] | Argentine pesos [Member]
Disclosure of detailed information about borrowings [line items]
Maturity Year	0
Loans Noncurrent	$ 0	0	0
Loans current	0	10	4,037
Imports Financing [member] | Currencies other than Argentino pesos [member]
Disclosure of detailed information about borrowings [line items]
Loans Noncurrent	968	0	0
Loans current	$ 13,176	$ 4,595	$ 2,439
Imports Financing [member] | Currencies other than Argentino pesos [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.79%
Maturity Year	2019
Imports Financing [member] | Currencies other than Argentino pesos [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.56%
Maturity Year	2020